Revenues (Tables)	6 Months Ended
Jun. 30, 2020
Revenues
Schedule of revenues

	For the three months ended		For the six months ended
	June 30, 2019	June 30, 2020	June 30, 2019	June 30, 2020
Revenues from time charters	90,509	84,448	180,696	175,801
Revenues from the Cool Pool	1,296	—	4,994	—
Total	91,805	84,448	185,690	175,801